Derivative Financial Instruments Derivative Financial Instruments - Fair Value And Related Number Of Derivative Contracts (Details) $ in Thousands	Nov. 30, 2019 USD ($) Contract	Nov. 30, 2018 USD ($) Contract
Derivatives, Fair Value [Line Items]
Net Amounts in Consolidated Statements of Financial Condition, Assets	$ 418,408	$ 166,775
Net Amounts in Consolidated Statements of Financial Condition, Liabilities	527,205	1,127,653
Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets	1,822,942	2,580,706
Fair Value, Liabilities	2,159,383	3,611,056
Interest rate contracts: | Derivatives designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets	28,663	0
Fair Value, Liabilities	0	29,647
Cleared OTC
Derivatives, Fair Value [Line Items]
Fair Value, Assets	244,401	433,874
Fair Value, Liabilities	290,201	443,072
Amounts offset in Consolidated Statement of Financial Condition, Assets	(222,869)	(407,351)
Amounts offset in Consolidated Statement of Financial Condition, Liabilities	(266,900)	(418,779)
Cleared OTC | Interest rate contracts: | Derivatives designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets	$ 28,663	$ 0
Number of Contracts, Assets | Contract	1	0
Fair Value, Liabilities	$ 0	$ 29,647
Number of Contracts, Liabilities | Contract	0	1
Cleared OTC | Interest rate contracts: | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets	$ 213,224	$ 422,670
Number of Contracts, Assets | Contract	3,329	2,095
Fair Value, Liabilities	$ 284,433	$ 411,833
Number of Contracts, Liabilities | Contract	3,443	2,394
Cleared OTC | Foreign exchange contracts | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets		$ 0
Number of Contracts, Assets | Contract		0
Fair Value, Liabilities		$ 36
Number of Contracts, Liabilities | Contract		3
Cleared OTC | Commodity contracts: | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets	$ 2,514	$ 11,204
Number of Contracts, Assets | Contract	13	7
Fair Value, Liabilities	$ 5,768	$ 1,556
Number of Contracts, Liabilities | Contract	12	14
Exchange-traded
Derivatives, Fair Value [Line Items]
Fair Value, Assets	$ 718,685	$ 1,231,525
Fair Value, Liabilities	962,638	2,061,924
Amounts offset in Consolidated Statement of Financial Condition, Assets	(688,871)	(1,190,951)
Amounts offset in Consolidated Statement of Financial Condition, Liabilities	(688,871)	(1,190,951)
Exchange-traded | Interest rate contracts: | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets	$ 1,191	$ 924
Number of Contracts, Assets | Contract	65,226	32,159
Fair Value, Liabilities	$ 103	$ 513
Number of Contracts, Liabilities | Contract	38,464	66,095
Exchange-traded | Foreign exchange contracts | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets	$ 0	$ 42
Number of Contracts, Assets | Contract	256	538
Fair Value, Liabilities	$ 0	$ 2
Number of Contracts, Liabilities | Contract	199	690
Exchange-traded | Equity contracts | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets	$ 717,494	$ 1,202,927
Number of Contracts, Assets | Contract	1,714,538	2,104,684
Fair Value, Liabilities	$ 962,535	$ 2,061,137
Number of Contracts, Liabilities | Contract	1,481,388	1,779,836
Exchange-traded | Commodity contracts | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets	$ 0	$ 27,632
Number of Contracts, Assets | Contract	5,524	7,272
Fair Value, Liabilities	$ 0	$ 272
Number of Contracts, Liabilities | Contract	4,646	4,185
Bilateral OTC
Derivatives, Fair Value [Line Items]
Fair Value, Assets	$ 888,519	$ 915,307
Fair Value, Liabilities	906,544	1,135,707
Amounts offset in Consolidated Statement of Financial Condition, Assets	(521,457)	(815,629)
Amounts offset in Consolidated Statement of Financial Condition, Liabilities	(676,407)	(903,320)
Bilateral OTC | Interest rate contracts: | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets	$ 421,700	$ 372,899
Number of Contracts, Assets | Contract	1,325	1,398
Fair Value, Liabilities	$ 258,857	$ 491,697
Number of Contracts, Liabilities | Contract	738	816
Bilateral OTC | Foreign exchange contracts | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets	$ 191,218	$ 311,228
Number of Contracts, Assets | Contract	9,257	9,548
Fair Value, Liabilities	$ 187,836	$ 314,951
Number of Contracts, Liabilities | Contract	9,187	9,909
Bilateral OTC | Equity contracts | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets	$ 248,720	$ 207,221
Number of Contracts, Assets | Contract	4,731	5,126
Fair Value, Liabilities	$ 445,241	$ 315,996
Number of Contracts, Liabilities | Contract	4,271	2,764
Bilateral OTC | Commodity contracts | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets	$ 20,600	$ 10,191
Number of Contracts, Assets | Contract	4,084	1,274
Fair Value, Liabilities	$ 391	$ 1,445
Number of Contracts, Liabilities | Contract	359	1,498
Bilateral OTC | Commodity contracts: | Derivatives not designated as accounting hedges:
Derivatives, Fair Value [Line Items]
Fair Value, Assets	$ 6,281	$ 13,768
Number of Contracts, Assets | Contract	25	123
Fair Value, Liabilities	$ 14,219	$ 11,618
Number of Contracts, Liabilities | Contract	28	79